Goldman Sachs Conservative Allocation Fund Expense Example - A C Inst Serv Inv R R6 [Member] - Goldman Sachs Conservative Allocation Fund	Dec. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 648
Expense Example, with Redemption, 3 Years	875
Expense Example, with Redemption, 5 Years	1,120
Expense Example, with Redemption, 10 Years	1,820
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	280
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	997
Expense Example, with Redemption, 10 Years	2,172
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	922
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	388
Expense Example, with Redemption, 5 Years	678
Expense Example, with Redemption, 10 Years	1,503
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	1,052
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	736
Expense Example, with Redemption, 10 Years	1,627
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	$ 910